Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Assets
Schedule of Prepaid expenses and other assets

	2022	2021

Costs incurred for the issuance of shares (i)	—	5,159
Refundable obligations	15,640	11,166
Advance payments (ii)	16,466	515
Others	2,955	1,763
Prepaid expenses and other assets	35,060	18,603

Current	30,286	18,019
Non-current	4,774	584

(i)	Refers mainly to legal and accounting advisory.
(ii)	Refers mainly to insurance policy paid in advance that amounts R$15,065 and to social benefits paid in advance to employees